Deferred tax assets and liabilities (Details 4) - USD ($) $ in Billions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Statement [line items]
Deferred tax asset expected to have an impact on current taxes payable after more than 12 months	$ 4.5	$ 4.3
Deferred tax liabilities expected to have an impact on current taxes payable after more than 12 months	7.0	5.2
Unremitted earnings retained by consolidated entities for reinvestment	$ 27.0	26.0
Provision for income taxes on unremitted earnings		$ 0.0